Insurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contractholder Funds (Table)

	December 31,
	2022	2021

	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$7,739.3	$10,652.3
GICs	13,787.7	12,206.0
Funding agreements	12,318.7	11,685.5
Other investment contracts	1,005.6	997.1
Total liabilities for investment contracts	34,851.3	35,540.9
Universal life and other reserves	7,390.8	7,416.4
Total contractholder funds	$42,242.1	$42,957.3

Liability for Unpaid Claims (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Balance at beginning of year	$2,659.4	$2,534.9	$2,365.5
Less: reinsurance recoverable	442.1	436.9	403.8
Net balance at beginning of year	2,217.3	2,098.0	1,961.7
Incurred:
Current year	1,664.2	1,572.5	1,376.8
Prior years	32.1	7.2	26.6
Total incurred	1,696.3	1,579.7	1,403.4
Payments:
Current year	1,093.2	1,025.0	863.8
Prior years	465.4	435.4	403.3
Total payments	1,558.6	1,460.4	1,267.1
Net balance at end of year	2,355.0	2,217.3	2,098.0
Plus: reinsurance recoverable	478.1	442.1	436.9
Balance at end of year	$2,833.1	$2,659.4	$2,534.9

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$59.7	$59.5	$57.8

Reconciliation of unpaid claims to liability for unpaid claims (Table)

	December 31, 2022
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness,
	Waiver	Accident and PFML	Group Life	Consolidated

	(in millions)
Net outstanding liabilities for unpaid claims	$1,240.3	$79.7	$73.2	$1,393.2

Reconciling items:
Reinsurance recoverable on unpaid claims	45.3	—	0.4	45.7
Impact of discounting	(209.4)	—	—	(209.4)
Liability for unpaid claims - short-duration contracts	$1,076.2	$79.7	$73.6	1,229.5
Insurance contracts other than short-duration				1,603.6
Liability for unpaid claims				$2,833.1

Claim Duration and Payout (Table)

	December 31, 2022(1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness,
Year	Waiver	Accident and PFML	Group Life
1	7.9%	91.8%	79.6%
2	24.7	8.0	18.5
3	15.4
4	8.3
5	5.8
6	5.2
7	4.3
8	3.4
9	3.2
10	2.6
(1)	Unaudited.

Discounting (Table)

				Dental, Vision, STD,
	LTD and Group Life			Critical Illness,
	Waiver			Accident and PFML			Group Life

	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2022			$1,076.2			$79.7			$73.6
December 31, 2021			1,057.5			73.1			80.2
Range of discount rates
December 31, 2022	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2021	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2022			$209.4			$—			$—
December 31, 2021			208.0			—			—
Interest accretion
For the year ended:
December 31, 2022			$33.0			$—			$—
December 31, 2021			33.8			—			—
December 31, 2020			33.9			—			—

Long-Term Disability/Group Life Waiver
Claims Development (Table)

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims(1)										claims	claims

	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	2022	2022

	($ in millions)
Incurral
year
2013	$219.3	$203.3	$188.4	$190.7	$182.3	$179.5	$177.1	$173.4	$174.5	$174.5	$0.1	7,051
2014		242.2	231.4	214.4	218.1	206.2	201.9	202.0	199.3	199.8	0.1	7,604
2015			231.0	227.2	217.2	215.3	208.2	210.0	211.8	210.5	0.1	7,181
2016				229.8	228.4	219.4	219.5	214.4	218.7	221.9	0.1	6,167
2017					238.4	239.7	243.1	245.8	245.2	246.5	0.1	6,082
2018						239.4	245.1	239.2	239.8	235.3	0.1	5,774
2019							255.2	248.4	240.4	240.2	5.7	5,945
2020								252.1	231.0	221.1	8.4	5,913
2021									259.7	244.5	4.0	5,484
2022										274.3	109.8	3,422
Total net incurred claims										$2,268.6

	Net cumulative paid claims(1)
	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022

	(in millions)
Incurral
year
2013	$12.5	$55.0	$81.4	$97.0	$106.4	$116.4	$123.2	$129.0	$134.9	$139.6
2014		16.1	66.0	96.3	111.8	122.3	132.4	140.8	147.2	153.3
2015			16.9	67.0	98.0	114.6	126.8	137.1	146.5	154.0
2016				16.2	70.6	105.6	124.9	136.8	147.2	157.1
2017					17.8	76.5	115.0	135.9	151.7	165.4
2018						20.1	79.9	115.7	135.7	150.3
2019							19.2	79.7	117.5	136.4
2020								20.6	78.8	113.1
2021									19.8	79.0
2022										19.6
Total net paid claims										1,267.8
All outstanding liabilities for unpaid claims prior to 2013 net of reinsurance										239.5
Total outstanding liabilities for unpaid claims net of reinsurance										$1,240.3
(1)	2013-2021 unaudited.

Dental/Vision/Short-Term Disability/Critical Illness/Accident/PFML
Claims Development (Table)

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims(1)		claims	claims

	December 31,
	2021	2022	2022	2022

	($ in millions)
Incurral year
2021	$826.0	$814.1	$—	3,749,753
2022		924.4	56.5	4,114,456
Total net incurred claims		$1,738.5

	Net cumulative
	paid claims(1)
	December 31,
	2021	2022

	(in millions)
Incurral year
2021	$753.4	$813.3
2022		845.5
Total net paid claims		1,658.8
All outstanding liabilities for unpaid claims prior to 2021 net of reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$79.7
(1)	2021 unaudited.

Group Life
Claims Development (Table)

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims(1)		claims	claims

	December 31,
	2021	2022	2022	2022

	($ in millions)
Incurral year
2021	$317.6	$321.5	$0.8	7,079
2022		279.3	24.7	5,368
Total net incurred claims		$600.8

	Net cumulative
	paid claims(1)
	December 31,
	2021	2022

	(in millions)
Incurral year
2021	$243.9	$314.3
2022		218.3
Total net paid claims		532.6
All outstanding liabilities for unpaid claims prior to 2021 net of reinsurance		5.0
Total outstanding liabilities for unpaid claims net of reinsurance		$73.2
(1)	2021 unaudited.